Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2012	2011
	34%	34%

Net operating loss carryforwards	$6,775,000	$5,508,000
Research and development tax credits	741,000	476,000
Foreign exchange	28,000	15,000
Accrued bonuses	34,000	-
Intangible asset costs	34,000	38,000
Valuation allowance for deferred tax assets	(7,612,000)	(6,037,000)

Net deferred tax assets	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2012	2011
Income benefit at statutory rate	$(2,823,000)	$(2,484,000)
Stock-based compensation	103,000	433,000
Foreign income taxed at foreign statutory rate	(2,000)	1,000
Debt extinguishment	1,302,000	181,000
Research and development tax credit	(175,000)	(95,000)
Fair value of derivative liability	(23,000)	(34,000)
Debt accretion	33,000	24,000
Debt conversion	-	170,000
Other permanent differences	10,000	-
Change in valuation allowance	1,575,000	1,804,000

Deferred income tax recovery	$-	$-